Liquidity	12 Months Ended
Jan. 31, 2021
Liquidity Disclosure [Abstract]
Liquidity
4. Liquidity
The global pandemic has created significant uncertainty in the global economy which could have a material adverse effect on the Company’s business, financial position, results of operations and liquidity. The time frame for which disruptions related to the pandemic will continue is uncertain as is the magnitude of any adverse impacts. We were required to temporarily shut-down our facilities in Malaysia and Singapore on March 17, 2020 and April 7, 2020, respectively. Both locations have now reopened and are operating at essentially full capacity. Our other facilities have been allowed to operate, although at reduced efficiencies, in some cases some employees have worked remotely. Management believes that any negative impacts will be temporary, but there can be no assurance of that.
The Company has a history of operating losses and has had negative cash from operating activities.
The above factors create substantial uncertainty regarding the Company’s future financial results and liquidity.
Management has identified the following mitigating factors regarding adequate liquidity and capital resources to meet its obligations.:

•	The Company has no funded debt, excluding the PPP Loan granted to Klein which has been completely forgiven in February 2021, or other outstanding obligations, outside of normal trade obligations.

•	The Company has no obligations or agreements containing “maintenance type” financial covenants.

•	The Company has working capital of approximately $19.0 million as of January 31, 2021, including cash of approximately $4.6 million.

•	Should revenues be less than projected, the Company believes it is able, and has plans, to reduce costs proportionately in order to maintain positive cash flow.

•	The majority of the Company’s costs are variable in nature, such as raw materials and personnel related costs. The Company has already terminated or furloughed certain employees and contractors.

•
The Company has a backlog of orders of approximately $14.2 million (unaudited) as of January 31, 2021, as compared to approximately $8.9 million (unaudited) as of January 31, 2020. Production for certain of these orders was in process and included in inventory as of January 31, 2021, thereby reducing the liquidity needed to complete the orders.

•
Despite difficulties in world energy markets, the Company has been able to generate cash from the sale of lease pool equipment and collection of accounts receivable related to its discontinued operations. Management expects to generate additional liquidity from the sale of lease pool equipment in fiscal 2022.

•	The Company has declared the quarterly dividend on the its Series A Preferred Stock for the quarter ending April 30, 2021, but such quarterly dividends could be suspended in the future.

•
Despite the challenging economic environment in the year ended January 31, 2021, the Company was successful expanding its authorized capital stock (See Note 20 - Corporate Restructuring) and raising approximately $4.6 million in new capital through the sale of common and preferred stock pursuant to the 2 nd
ATM offering program. Management
expects
to be able to raise further capital through the 2
nd
ATM
offering program should the need arise.

•	Based on publicized transactions and discussions with potential funding sources, Management believes that other sources of debt and equity financing are available should the need arise.
For the factors discussed above, Management expects the Company to continue to meet its obligations as they arise over the next twelve months.